Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	Year Ended December 31,
	2013	2012
Accounts payable, accrued payroll and related expenses	$269	$32
Client deposits	50	48
Interest expense on loan credit agreement	21	-
Other accrued liabilities	23	11
	$363	$91